UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2005

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 13, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 46
Form 13F Information Table Value Total:  $146,466
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2977   121361 SH       SOLE                   117111              4250
Abercrombie & Fitch            COM              002896207     3423    49830 SH       SOLE                    47730              2100
American Express               COM              025816109     4346    81643 SH       SOLE                    78123              3520
AmerisourceBergen              COM              03073e105     2616    37831 SH       SOLE                    36171              1660
Anheuser-Busch                 COM              035229103     3438    75150 SH       SOLE                    71990              3160
Bank of America                COM              060505104     3062    67143 SH       SOLE                    63113              4030
Boeing Company                 COM              097023105     3604    54606 SH       SOLE                    52251              2355
Cendant Corp                   COM              151313103     4507   201476 SH       SOLE                   192376              9100
Chevron                        COM              166764100     4120    73671 SH       SOLE                    70471              3200
Cisco Systems                  COM              17275R102     3258   170757 SH       SOLE                   165087              5670
Citigroup Inc                  COM              172967101     4769   103162 SH       SOLE                    99200              3962
Coca-Cola                      COM              191216100     1956    46840 SH       SOLE                    44695              2145
Computer Sciences              COM              205363104     3186    72915 SH       SOLE                    69745              3170
Darden Restaurants             COM              237194105     4243   128640 SH       SOLE                   123615              5025
Disney, (Walt) Co              COM              254687106     3054   121295 SH       SOLE                   116045              5250
DuPont deNemours               COM              263534109     2159    50207 SH       SOLE                    48417              1790
Exxon Mobil Corp               COM              30231G102     3816    66403 SH       SOLE                    63298              3105
Fresh Del Monte                COM              g36738105     3493   129765 SH       SOLE                   124590              5175
General Electric               COM              369604103     5328   153766 SH       SOLE                   146762              7004
Hillenbrand Inds               COM              431573104     2164    42800 SH       SOLE                    40855              1945
Home Depot                     COM              437076102     4474   115002 SH       SOLE                   110177              4825
Honeywell Inc.                 COM              438516106     3230    88166 SH       SOLE                    84366              3800
Int'l Business Mach            COM              459200101     2979    40147 SH       SOLE                    38492              1655
Intel Corp                     COM              458140100     4360   167581 SH       SOLE                   160346              7235
International Paper            COM              460146103     2416    79970 SH       SOLE                    76605              3365
J.B. Hunt                      COM              445658107      558    29040 SH       SOLE                    29040
JP Morgan Chase                COM              46625H100     3994   113092 SH       SOLE                   108442              4650
Johnson & Johnson              COM              478160104     4101    63095 SH       SOLE                    60325              2770
McDonalds Corp                 COM              580135101     3120   112446 SH       SOLE                   108401              4045
Microsoft Corp                 COM              594918104     2689   108236 SH       SOLE                   104376              3860
Nokia ADS                      COM              654902204     2654   159503 SH       SOLE                   154213              5290
Novartis AG ADR                COM              66987V109     1565    32986 SH       SOLE                    30656              2330
Pfizer Inc                     COM              717081103     3431   124387 SH       SOLE                   119452              4935
Procter & Gamble               COM              742718109     2816    53389 SH       SOLE                    50739              2650
Royal Dutch Pet ADR            COM              780257804     2920    44995 SH       SOLE                    43015              1980
Royal Phil Elec ADR            COM              500472303     3510   139360 SH       SOLE                   133897              5463
Ruby Tuesday                   COM              781182100     2893   111695 SH       SOLE                   108020              3675
SAP AG ADR                     COM              803054204      611    14100 SH       SOLE                    13400               700
Sony Corp ADR                  COM              835699307     1341    38942 SH       SOLE                    37007              1935
Time Warner Inc                COM              887317105     1735   103844 SH       SOLE                    99674              4170
Tyco International             COM              902124106     3991   136666 SH       SOLE                   131286              5380
Tyson Foods Cl A               COM              902494103      784    44049 SH       SOLE                    43399               650
Unilever ADR                   COM              904784709     1588    24490 SH       SOLE                    23470              1020
United Technologies            COM              913017109     5604   109138 SH       SOLE                   103948              5190
Wal-Mart Stores                COM              931142103     6470   134239 SH       SOLE                   129894              4345
Washington Mutual              COM              939322103     3047    74888 SH       SOLE                    71818              3070